Stock Based and Other Compensation (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2003
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 17,800,000	$ 7,400,000	$ 9,300,000
Allocated Share Based Compensation Expense Performance Share Units		4,500,000
Forfeitures of shares - value		(274,000)	(1,517,000)	(77,000)
Employee Service Share Based Compensation Tax Benefit From Compensation Expense		7,800,000	3,300,000	4,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms		In June 2009, our shareholders approved the 2009 Share Incentive Plan (the “2009 Incentive Plan”) to replace the 1997 Incentive Plan, except with respect to outstanding contractual obligations under the 1997 Incentive Plan, so that no further awards can be made under that plan.
Stock Issued During Period, Shares, Restricted Stock Award, Gross	168,900				1,500,000
Stock Issued During Period Shares Performance Stock Award Gross	282,400
Share Based Compensation Expected To Be Recognized		47,900,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition		15,700,000	5,700,000	4,200,000
Deferred Compensation Equity		(7,063,000)	(10,511,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		4,600,000	2,800,000	1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		24,400,000
Weighted Average Remaining Contractual Term		2.3
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options		1,200,000	3,700,000	1,500,000
Severance Costs		400,000	1,100,000	1,700,000
Share Based Compensation Awards Vesting Period					five years
Incentive Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		6,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Description		The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs. Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments
Stock Issued During Period, Shares, Restricted Stock Award, Gross				126,050
Stock Issued During Period Shares Performance Stock Award Gross				152,000
Share Based Compensation Awards Vesting Period		four equal annual installments
Incentive Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		3,600,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares		1,102,605
Share-based Compensation Arrangement by Share-based Payment Award, Description		The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights.
Stock Issued During Period, Shares, Restricted Stock Award, Gross		524,550	140,050
Stock Issued During Period Shares Performance Stock Award Gross		291,600	159,250
Director Plan 1997 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		300,000
Share-based Compensation Arrangement by Share-based Payment Award, Description		The 1997 Directors’ Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares. Options granted under the 1997 Directors’ Plan have a 10-year term and vest generally over three years from the date of grant.
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		October 2017
Share Based Compensation Awards Vesting Period		three years
Director Plan 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized		325,000
Share Based Compensation Shares Authorized Under Share Basedment Payment Award Plans Number Of Outstanding Shares		64,905
Maximum Value Of Share Based Payment Award Per Nonemployee Director		50,000
Revised Maximum Value Of Share Based Payment Award Per Nonemployee Director		70,000
ESPP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition		600,000	200,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date		85.00%
Profit Sharing Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense		3,800,000	3,300,000	3,300,000
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		Our board of directors can authorize contributions to a maximum of 15% of an eligible participant’s compensation, limited to less than $0.1 million annually per participant
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value		6,900,000	5,000,000	7,200,000
Partnership Equity Unit Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Description		During 2003, we adopted a non-qualified deferred compensation plan (the “Partnership Equity Plan”, or “PEP”) under which a portion of any participating officer’s cash compensation in excess of designated amounts was deferred and the officer was awarded Partnership Equity Plan Units (“PEP Units”). The value of each PEP Unit was intended to correspond to the value of a share of the CPA® REIT designated at the time of such award. During 2005, further contributions to the initial PEP were terminated and it was succeeded by a second PEP. As amended, payment under these plans will occur at the earlier of December 16, 2013 (in the case of the initial PEP) or twelve years from the date of award. The award is fully vested upon grant. Each of the PEPs is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation and subject to liability award accounting. The value of each PEP Unit will be adjusted to reflect the underlying appraised value of the designated CPA® REIT. Additionally, each PEP Unit will be entitled to distributions equal to the distribution rate of the CPA® REIT. All issuances of PEP Units, changes in the fair value of PEP Units and distributions paid are included in our compensation expense. Further contributions to the second PEP were terminated at December 31, 2007; however, this termination did not affect any awardees’ rights pursuant to awards granted under this plan. In December 2008, participants in the PEPs were required to make an election to either (i) remain in the PEPs, (ii) receive cash for their PEP Units (available to former employees only) or (iii) convert their PEP Units to fully vested RSUs (available to current employees only) to be issued under the 1997 Incentive Plan on June 15, 2009. Substantially all of the PEP participants elected to receive cash or convert their existing PEP Units to RSUs.
Deferred Compensation Arrangement with Individual, Compensation Expense		100,000	100,000	200,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued		2,000,000
Deferred Compensation Arrangement with Individual, Recorded Liability		9,300,000
Deferred Compensation Arrangement with Individual, Shares Issued		108,441	356,416
Deferred Compensation Arrangement with Individual, Requisite Service Period		two years
Deferred Compensation Equity		2,800,000
Deferred Compensation Liability, Current and Noncurrent		700,000
Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Forfeitures of shares - value			$ 2,000,000
Employment Contracts [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		340,000
Stock Issued During Period Shares Performance Stock Award Gross		100,000
Not Issued [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Issued During Period Shares Performance Stock Award Gross		20,000